Results of Operations - Summary of General and Administrative Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Other General And Administrative Expenses [abstract]
Employee expenses	€ 2,589	€ 1,789
Insurances	1,215	730
Consulting fees	1,138	1,030
Share-based payments	864	759
Communication & Marketing	190	236
Depreciation	102	133
Travel & living	57	12
Rent	32	15
Others	58	81
Total General and administrative expenses	€ 6,245	€ 4,785